SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues	$ 93	$ 2,832	$ 4
Cash	$ 2,443	$ 7,820